STOCK BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	3,778,197	4,856,982	4,312,165	4,162,061
Exercise price range minimum	$ 0.47
Exercise price range maximum	$ 7.65
Weighted average exercise price (CDN$)	$ 3.36	$ 3.66	$ 4.52	$ 4.23
Number of options exercisable	1,901,011
Weighted average exercise price	$ 4.04
Year Granted 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	89,251
Exercise price range minimum	$ 2.01
Exercise price range maximum	$ 5.60
Weighted average exercise price (CDN$)	$ 4.49
Number of options exercisable	89,251
Weighted average exercise price	$ 4.49
Year Granted 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	210,435
Exercise price range minimum	$ 5.52
Exercise price range maximum	$ 6.45
Weighted average exercise price (CDN$)	$ 5.97
Number of options exercisable	210,435
Weighted average exercise price	$ 5.97
Year Granted 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	371,085
Exercise price range minimum	$ 2.73
Exercise price range maximum	$ 7.65
Weighted average exercise price (CDN$)	$ 4.08
Number of options exercisable	293,561
Weighted average exercise price	$ 4.29
Year Granted 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,146,610
Exercise price range minimum	$ 2.73
Exercise price range maximum	$ 7.18
Weighted average exercise price (CDN$)	$ 4.21
Number of options exercisable	728,613
Weighted average exercise price	$ 4.34
Year Granted 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,622,528
Exercise price range minimum	$ 1.27
Exercise price range maximum	$ 3.33
Weighted average exercise price (CDN$)	$ 2.58
Number of options exercisable	579,151
Weighted average exercise price	$ 2.75
Year Granted 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	338,288
Exercise price range minimum	$ 0.47
Exercise price range maximum	$ 1.94
Weighted average exercise price (CDN$)	$ 1.53
Number of options exercisable	0
Weighted average exercise price	$ 0